Reinsurance Assets - Summary of Reinsurance Assets Relating to Non-life Insurance (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of types of insurance contracts [Line Items]
Beginning balance	€ 11,208
Ending balance	19,202	€ 11,208
Non-life insurance [member]
Disclosure of types of insurance contracts [Line Items]
Beginning balance	1,481	1,503
Gross premium and deposits - existing and new business	99	111
Unwind of discount / interest credited	89	89
Insurance liabilities released	(129)	(148)
Changes to valuation of expected future benefits	28	(57)
Changes in unearned premiums	(42)	(37)
Incurred related to current year	85	66
Incurred related to prior years	37	30
Release for claims settled current year	(19)	(12)
Release for claims settled prior years	(119)	(117)
Change in IBNR	(8)	(2)
Shadow accounting adjustment	6	19
Net exchange differences	(180)	41
Portfolio transfers and acquisitions	2
Other movements	(4)	(5)
Ending balance	€ 1,327	€ 1,481